Share-Based Payment (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 17, 2018
Share-Based Payment (Textual)
Stock options issued		2,980	5,959
Stock options vest, description		The stock options vest quarterly over 4 years and expire in five years.
Fair value		$ 40
Compensation expense		$ 2,200	$ 1,200	$ 1,100
Consultant Stock Compensation Plan [Member]
Share-Based Payment (Textual)
Option issued				15,600
Shares issued description		were issued under 2011 Consultant Stock Compensation Plan to six consultants. including 13,900 to five directors, for services provided.
Fair value of stock options				$ 900
PPL Option Plan [Member]
Share-Based Payment (Textual)
Option issued					9,341
Exercise price					$ 5.35
SalvaRx [Member]
Share-Based Payment (Textual)
Acquisition, description	Accordingly, the 2,599 stock options to acquire common shares of iOx (the "Acquired Options") with an exercise price of £120 ($152.84) per common share, outstanding under the iOx stock option plan ("iOx Option Plan") have been acquired by the Company. At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 9). The fair value of the remaining 956 unvested stock options is $4.3 million and will be recorded as compensation expense over the remaining 3-year vesting period. $1.1 million was recorded in compensation expense for the year ended March 31, 2019. The Acquired Options have a 2.6-year weighted average remaining contractual life.